--------------------------------------------------------------------------------
                                                    WEITZ SERIES FUND, INC.

                             FIXED INCOME PORTFOLIO

                            GOVERNMENT MONEY MARKET
                                   PORTFOLIO

                                  SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 1998

                          ONE PACIFIC PLACE, SUITE 600
                             1125 SOUTH 103 STREET
                           OMAHA, NEBRASKA 68124-6008

                                  402-391-1980
                                  800-232-4161

                                402-391-2125 FAX

                               TABLE OF CONTENTS

FIXED INCOME PORTFOLIO
      Period Overview........................................................          3
      Schedule of Investments................................................          6
      Financial Statements...................................................          9

GOVERNMENT MONEY MARKET PORTFOLIO
      Period Overview........................................................         13
      Schedule of Investments................................................         14
      Financial Statements...................................................         15

Notes to Financial Statements................................................         19

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                          PERFORMANCE SINCE INCEPTION

A long-term perspective on our portfolio's performance is shown below. The table shows how an investment of $10,000 in the Fixed Income Portfolio at its inception would have grown over the years (after deducting all fees and expenses and assuming reinvestment of all dividends). The table also sets forth average annual total return data for the Fixed Income Portfolio for the one and five year periods ended September 30, 1998, and for the period since inception, calculated in accordance with SEC standardized formulas.

                   VALUE OF      VALUE OF      VALUE OF
                    INITIAL     CUMULATIVE    CUMULATIVE     TOTAL
                    $10,000    CAPITAL GAIN   REINVESTED   VALUE OF   ANNUAL RATE
  PERIOD ENDED    INVESTMENT   DISTRIBUTIONS   DIVIDENDS    SHARES     OF RETURN
----------------  -----------  -------------  -----------  ---------  -----------

Dec. 23, 1988      $  10,000        --                --   $  10,000          --
Dec. 31, 1988          9,939        --                68      10,007          --
Dec. 31, 1989         10,020        --               900      10,920         9.1%
Dec. 31, 1990         10,232        12             1,661      11,905         9.0
Dec. 31, 1991         10,625        13             2,597      13,235        11.4
Dec. 31, 1992         10,557        13             3,396      13,966         5.5
Dec. 31, 1993         10,820        14             4,258      15,092         8.1
Dec. 31, 1994          9,961        13             4,763      14,737        -2.4
Dec. 31, 1995         10,847        14             6,199      17,060        15.8
Dec. 31, 1996         10,637        13             7,158      17,808         4.4
Dec. 31, 1997         10,916        14             8,419      19,349         8.6
Sept. 30, 1998        11,290        14             9,292      20,596         6.4+

The portfolio's average annual total return for the one and five year periods ended September 30, 1998, and for the period since inception (December 23, 1988), was 8.9%, 6.4% and 7.7%, respectively. These returns assume redemption at the end of each period and reinvestment of dividends.

Since inception, the total amount of capital gains distributions reinvested in shares was $13, and the total amount of income distributions reinvested was $8,662. This information represents past performance of the portfolio and is not indicative of future performance. The investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Additional information is available from the Weitz Funds at the address listed on the front cover.

+For the period from 1/1/98 through 9/30/98

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                    SEPTEMBER 30, 1998 - SEMI-ANNUAL REPORT

                                                                 October 9, 1998

Dear Fellow Shareholder:

      The Fixed Income Portfolio's total return for the third quarter of 1998 was 2.8%, which consisted of +1.5% from net interest income (after deducting fees and expenses) and +1.3% from (unrealized) appreciation of our bonds. The table below summarizes total return data for our fund as well as the average intermediate-term, investment grade fixed income fund.

                                                1 YEAR    5 YEARS
                                                -------   -------
      Fixed Income Portfolio                       8.9%     6.4%
      Average Intermediate Investment
       Grade Fixed Income Fund*                   10.0%     6.3%

      *Source: Lipper Analytical Services

OVERVIEW

      The stampede into U.S. Treasury and other "safe" securities continued in the third quarter with yields for Treasuries falling to 30 year lows. Global financial instability, capital market crises, and recession fears (or even possibly deflation) contributed to this "flight to quality". Most other sectors of the fixed income marketplace fared poorly, however, as investors pushed yields of riskier bonds higher to compensate for the perception of rising credit and liquidity risk.

      Our portfolio fared well during the quarter and we remain optimistic about the future. The interest payments on our bonds produced a predictable income stream and our attention to quality provided price appreciation as interest rates declined. We remain focused on managing a high-quality portfolio while avoiding any investment whose success hinges on a correct interest rate forecast. This may lead us to slightly underperform during periods of sharply declining interest rates, as has been the case so far during 1998. But by knowing that bonds are simply IOU's with fixed interest payments and the return of principal at maturity, we will remain focused on the quality of the "borrower" we are lending to versus the compensation (i.e. the interest rate) we receive in exchange. Our recent interest in government securities as opposed to corporate and high yield securities has resulted from our perception of a lack of (adequate) compensation for the inherent risks involved in such securities. We are constantly looking for opportunities to own fixed income securities with favorable risk/reward characteristics. We feel this focus on quality and appropriate compensation will allow us to avoid many of the pitfalls present in the bond market this year.

      The following table shows some of the vital characteristics of our portfolio as of September 30:

      Average Maturity                          6.3 years
      Average Duration                          2.8 years
      Average Coupon                            7.0%
      30-Day SEC Yield at 9-30-98               5.5%
      Average Rating                            AA

      We would welcome the opportunity to discuss fixed income investing in more detail for anyone interested.

Best Regards,
/s/ Wallace R. Weitz                      /s/ Thomas D. Carney
Wallace R. Weitz                          Thomas D. Carney
President, Portfolio Manager              Portfolio Manager

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

               FACE
RATING        AMOUNT                                                                         COST             VALUE
------      ----------                                                                    -----------      ------------
                            CORPORATE BONDS -- 23.9%
A           $  500,000      Lehman Brothers Holdings Notes 7.625% 7/15/99                 $   500,066      $    502,422
A              500,000      Salomon, Inc. Sr. Notes 7.125% 8/01/99                            500,000           505,482
A              500,000      Phillip Morris Notes 7.125% 8/15/02                               500,000           531,486
BBB            500,000      Tenneco, Inc. Notes 8.075% 10/01/02                               498,711           550,236
               750,000      Superior Financial Corp. Sr. Notes 8.65% 4/01/03                  750,000           774,886
A+              48,000      Homeside, Inc. 11.25% 5/15/03                                      48,000            56,880
Ba3            500,000      USA Networks, Inc. 7.0% 7/01/03                                   486,917           500,000
               250,000      Local Financial Corp. 11.0% 9/08/04                               250,000           256,250
BBB          1,000,000      ConAgra, Inc. Sub. Notes 7.4% 9/15/04                           1,000,000         1,090,600
BB-            750,000      Century Communications Sr. Notes 9.5% 3/1/05                      805,363           825,000
A              600,000      General Motors Acceptance Corp. Debs. 6.625% 10/15/05             597,462           635,474
BBB-           500,000      Dime Savings 10.5% 11/15/05                                       522,093           527,500
B+             500,000      Vanguard Cellular Systems 9.375% 4/15/06                          527,426           512,500
BB+            375,000      CalEnergy Sr. Notes 9.5% 9/15/06                                  404,214           416,250
BBB+           500,000      Harcourt General 6.5% 5/15/11                                     484,965           472,500
AA-          1,000,000      Merrill Lynch 7.15% 7/30/12                                     1,000,000         1,061,087
AAA              1,000      Berkshire Hathaway, Inc. Debs. 9.75% 1/15/18                        1,046             1,063
                                                                                          -----------      ------------
                                    Total Corporate Bonds                                   8,876,263         9,219,616
                                                                                          -----------      ------------

                            MORTGAGE-BACKED SECURITIES -- 21.4%
AAA             18,878      Federal Natl. Mtg Assn. 11.0% 1/01/01
                             (Avg. Life 1.0 yrs)                                               19,130            20,271
AAA             46,443      Federal Home Loan Mtg. Corp 9.5% 9/01/03
                             (Avg. Life 1.8 years)                                             46,443            49,041
AAA            500,000      Federal Natl. Mtg. Assn. REMIC Planned
                             Amortization Class 7.5% 4/25/19 (Avg. Life 2.4years)             495,911           515,289
AAA            500,000      Federal Natl. Mtg. Assn. REMIC Planned
                             Amortization Class 6.5% 10/25/18 (Avg. Life 3.0 years)           486,439           509,980
AAA          1,000,000      Federal Home Loan Mtg. Corp. REMIC Planned
                             Amortization Class 7.0% 8/15/20 (Avg. Life 3.3 years)          1,003,563         1,016,322
AAA            500,000      Federal Home Loan Mtg. Corp. REMIC Planned
                             Amortization Class 6.65% 9/15/21 (Avg. Life 3.5 years)           490,737           507,009
AAA          1,000,000      Federal Home Loan Mtg. Corp. REMIC Planned
                             Amortization Class 6.75% 12/15/21 (Avg. Life 4.4 years)          992,108         1,015,572
AAA          1,000,000      Federal Home Loan Mtg. Corp. REMIC Planned
                             Amortization Class 7.0% 4/15/21 (Avg. Life 4.8 years)            976,386         1,038,667

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

               FACE
RATING        AMOUNT                                                                         COST             VALUE
------      ----------                                                                    -----------      ------------
                            MORTGAGE-BACKED SECURITIES (CONTINUED)
AAA         $1,000,000      Federal Home Loan Mtg. Corp. REMIC Planned
                             Amortization Class 7.0% 9/15/09 (Avg. Life 5.0 years)        $ 1,003,742      $  1,039,974
AAA          1,000,000      Federal Home Loan Mtg. Corp. REMIC Planned
                             Amortization Class 7.0% 8/15/21 (Avg. Life 5.0 years)          1,019,682         1,039,841
AAA            500,000      Federal Home Loan Mtg. Corp. REMIC Planned
                             Amortization Class 7.0% 7/15/21 (Avg. Life 5.1 years)            495,511           511,647
AAA            986,553      Federal Natl. Mtg. Assn. 6.5% 6/01/18
                             (Avg. Life 6.4 years)                                            985,344         1,007,705
                                                                                          -----------      ------------
                                    Total Mortgage-Backed Securities                        8,014,996         8,271,318
                                                                                          -----------      ------------

                            TAXABLE MUNICIPAL BONDS -- 3.5%
AAA            325,000      Baltimore Maryland 7.25% 10/15/05                                 329,387           360,422
AAA            500,000      Stratford Connecticut 6.55% 2/15/13                               500,000           524,530
AAA            155,000      Oklahoma Hsg. Fin. Auth. 8.7% 9/01/13                             155,000           155,775
AAA            300,000      Oklahoma Hsg. Fin. Auth. 7.3% 12/01/14                            300,000           301,500
                                                                                          -----------      ------------
                                    Total Taxable Municipal Bonds                           1,284,387         1,342,227
                                                                                          -----------      ------------

                            U.S. GOVERNMENT AND
                             AGENCY SECURITIES -- 44.6%
AAA             99,960      U.S. Treasury Zero Coupon Receipts 2/15/99                         96,455            98,277
AAA          2,000,000      Federal Natl. Mtg. Assn. 5.75% 4/15/03                          1,993,640         2,084,122
AAA          2,000,000      Federal Home Loan Bank 5.125% 9/15/03                           2,000,000         2,032,246
AAA          2,500,000      Federal Natl. Mtg. Assn. 7.55% 6/10/04                          2,499,796         2,545,662
AAA            100,000      U.S. Treasury Note 8.25% 5/15/05                                  103,438           105,938
AAA          1,000,000      Federal Home Loan Mtg. Corp. 7.09% 6/01/05                      1,001,235         1,040,008
AAA          1,000,000      Federal Natl. Mtg. Assn. 7.27% 8/24/05                          1,000,761         1,047,286
AAA          2,000,000      Federal Home Loan Bank 6.04% 9/08/05                            2,000,000         2,047,952
AAA            500,000      Federal Home Loan Bank 6.44% 11/28/05                             500,561           544,041
AAA          1,000,000      Federal Natl. Mtg. Assn. 6.64% 2/02/06                          1,000,000         1,006,816
AAA            500,000      Federal Home Loan Mtg. Corp. 6.407% 2/22/06                       497,230           517,646
AAA          1,000,000      Federal Natl. Mtg. Assn. 7.15% 10/11/06                           985,970         1,064,185
AAA            950,000      Federal Natl. Mtg. Assn. 7.44% 11/06/06                           950,160           952,770
AAA          1,000,000      Federal Natl. Mtg. Assn. 6.56% 11/26/07                         1,000,000         1,061,825
AAA          1,000,000      Federal Natl. Mtg. Assn. 6.50% 3/19/08                            992,139         1,042,082
                                                                                          -----------      ------------
                                    Total U.S. Government and Agency Securities            16,621,385        17,190,856
                                                                                          -----------      ------------

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

RATING        SHARES                                                                         COST             VALUE
------      ----------                                                                    -----------      ------------
                            COMMON STOCKS -- 0.9%
                50,000      Hanover Capital Mortgage Holdings, Inc.                       $   459,125      $    343,750
                                                                                          -----------      ------------

                            NON-CONVERTIBLE PREFERRED STOCKS -- 0.6%
Caa              5,000      Crown American Realty Trust 11.0% Pfd. Series A                   250,000           247,187
                                                                                          -----------      ------------


               FACE
              AMOUNT
            ----------
                            SHORT-TERM SECURITIES -- 3.8%
            $1,461,143      Norwest U.S. Government Money Market Fund                       1,461,143         1,461,143
                                                                                          -----------      ------------
                                    Total Investments in Securities                       $36,967,299        38,076,097
                                                                                          -----------      ------------
                                                                                          -----------
                            Other Assets Less Liabilities -- 1.3%                                               501,748
                                                                                                           ------------
                                    Total Net Assets -- 100%                                               $ 38,577,845
                                                                                                           ------------
                                                                                                           ------------
                                    Net Asset Value Per Share                                              $     11.450
                                                                                                           ------------
                                                                                                           ------------

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

Assets:
    Investment in securities at value (cost $36,967,299)                          $ 38,076,097
    Accrued interest and dividends receivable                                          527,385
                                                                                  ------------

            Total assets                                                            38,603,482
                                                                                  ------------

Liabilities:
    Due to adviser                                                                      15,758
    Other expenses                                                                       9,879
                                                                                  ------------
            Total liabilities                                                           25,637
                                                                                  ------------

Net assets applicable to outstanding capital stock                                $ 38,577,845
                                                                                  ------------
                                                                                  ------------

Net assets represented by:
    Capital stock outstanding, at par (note 4)                                           3,369
    Additional paid-in capital                                                      37,297,967
    Accumulated undistributed net investment income                                    550,287
    Accumulated net realized (loss)                                                   (382,576)
    Net unrealized appreciation of investments (note 5)                              1,108,798
                                                                                  ------------

Net assets                                                                        $ 38,577,845
                                                                                  ------------
                                                                                  ------------

Net asset value and redemption price per share of outstanding
 capital stock (3,369,101 shares outstanding)                                     $     11.450
                                                                                  ------------
                                                                                  ------------

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                            STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED SEPTEMBER 30, 1998
                                  (UNAUDITED)

Investment income:
    Dividends                                                                                  $    22,250
    Interest                                                                                     1,150,800
                                                                                               -----------
        Total investment income                                                                  1,173,050
                                                                                               -----------

Expenses (note 3):
    Investment advisory fee                                                       $    86,348
    Administrative fee                                                                 37,672
    Director's fees                                                                       390
    Other expenses                                                                     23,950
                                                                                  -----------
    Total expenses                                                                                 148,360
    Less administrative fee waived by investment adviser                                           (18,838)
                                                                                               -----------

        Net expenses                                                                               129,522
                                                                                               -----------

        Net investment income                                                                    1,043,528
                                                                                               -----------

Realized and unrealized gain on investments:
    Realized gain on investments                                                                    17,004
    Net unrealized appreciation of investments                                                     538,815
                                                                                               -----------
        Net realized and unrealized gain on investments                                            555,819
                                                                                               -----------

        Net increase in net assets resulting from operations                                   $ 1,599,347
                                                                                               -----------
                                                                                               -----------

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                                 SEPT. 30, 1998      YEAR ENDED
                                                                                   (UNAUDITED)     MARCH 31, 1998
                                                                                -----------------  --------------
Increase in net assets:
    From operations:
        Net investment income                                                     $   1,043,528     $  1,614,327
        Net realized gain                                                                17,004           59,909
        Net unrealized appreciation                                                     538,815          892,110
                                                                                -----------------  --------------

            Net increase in net assets resulting from operations                      1,599,347        2,566,346
                                                                                -----------------  --------------

    Distributions to shareholders from:
        Net investment income                                                          (940,799)      (1,462,725)
                                                                                -----------------  --------------

            Total distributions                                                        (940,799)      (1,462,725)
                                                                                -----------------  --------------

    Capital share transactions (note 4):
        Proceeds from sales                                                          12,635,308       12,009,972
        Payments for redemptions                                                     (5,884,442)      (6,457,068)
        Reinvestment of distributions                                                   834,004        1,328,862
                                                                                -----------------  --------------

            Total increase from capital share transactions                            7,584,870        6,881,766
                                                                                -----------------  --------------

            Total increase in net assets                                              8,243,418        7,985,387
                                                                                -----------------  --------------

Net assets:

    Beginning of period                                                              30,334,427       22,349,040
                                                                                -----------------  --------------

    End of period                                                                 $  38,577,845     $ 30,334,427
                                                                                -----------------  --------------
                                                                                -----------------  --------------

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      The following financial information provides selected data for a share of the Fixed Income Portfolio outstanding throughout the periods indicated.

                            SIX MONTHS
                              ENDED
                            SEPT. 30,                                     YEAR ENDED MARCH 31,
                               1998      ---------------------------------------------------------------------------------------
                            (UNAUDITED)   1998      1997      1996      1995      1994      1993      1992      1991      1990
                            ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING
 OF PERIOD                  $11.264      $10.770   $10.900   $10.608   $10.778   $11.105   $10.781   $10.644   $10.296   $10.236
                            ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income       0.321        0.653     0.659     0.645     0.667     0.551     0.615     0.720     0.613     0.874
  Net gains or losses on
   securities (realized
   and unrealized)            0.189        0.470    (0.112)    0.312     0.224    (0.290)    0.360     0.149     0.417     0.002
                            ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from investment
   operations                 0.510        1.123     0.547     0.957     0.443     0.261     0.975     0.869     1.030     0.876
                            ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------

LESS DISTRIBUTIONS:
  Dividends from net
   investment income         (0.324)      (0.629)   (0.677)   (0.665)   (0.613)   (0.588)   (0.651)   (0.731)   (0.671)   (0.816)
  Distributions from
   realized gains                --           --        --        --        --        --        --    (0.001)   (0.011)       --
                            ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions        (0.324)      (0.629)   (0.677)   (0.665)   (0.613)   (0.588)   (0.651)   (0.732)   (0.682)   (0.816)
                            ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------

NET ASSET VALUE, END OF
 PERIOD                     $11.450      $11.264   $10.770   $10.900   $10.608   $10.778   $11.105   $10.781   $10.644   $10.296
                            ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                            ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------

TOTAL RETURN                   4.6%        10.7%      5.2%      9.2%      4.4%      2.3%      9.4%      8.6%     10.4%      8.9%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period ($000)            $38,578      $30,334   $22,349   $16,901   $11,824   $20,560   $19,655   $11,691    $6,261    $1,419
  Ratio of net expenses to
   average net assets+       0.75%*        0.75%     0.75%     0.75%     0.75%     0.75%     0.76%     0.72%     0.73%     0.62%
  Ratio of net investment
   income to
   average net assets        6.03%*        6.18%     6.30%     6.18%     6.16%     4.94%     6.22%     7.50%     8.45%     8.22%
  Portfolio turnover rate       13%          21%       24%       28%       49%       12%       15%       31%        8%       30%

*Annualized
+Absent voluntary waivers, the expense ratio would have been 0.86% for the six months ended September 30, 1998 and 0.91%, 0.93% and 0.95% for the years ended March 31, 1998, 1997 and 1996, respectively.

                See accompanying notes to financial statements.

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                    SEPTEMBER 30, 1998 - SEMI-ANNUAL REPORT

                                                                October 16, 1998

Dear Shareholder:

      The yield on our Government Money Market Portfolio closed the quarter with a 7-day yield of 4.9% and a 30-day yield of 4.7%.

      The Federal Reserve lowered short-term interest rates by 1/4% in September and by another 1/4% this week. Turmoil in Asian and emerging markets, and losses by American banks, brokers, and large hedge funds, have apparently convinced the Fed that the correct direction for interest rates, for now, is down. Since the yield on our fund tracks closely with yields on Treasury bills, we would expect the yield on the fund to trend downward during the 4TH quarter.

Best regards,
/s/ Wallace R. Weitz                      /s/ Thomas D. Carney
Wallace R. Weitz                          Thomas D. Carney
President, Portfolio Manager              Portfolio Manager

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

               FACE
RATING        AMOUNT                                                                         VALUE
------      ----------                                                                    -----------
                            U.S. GOVERNMENT AND AGENCY SECURITIES -- 100.4%*

AAA         $  250,000      U.S. Treasury Bill 5.005% 10/01/98                            $   250,000
AAA          3,500,000      Federal Farm Credit Bank Discount Note 5.483% 10/28/98          3,485,877
AAA          5,500,000      Federal Home Loan Bank Discount Corp. Note 5.436%
                             12/02/98                                                       5,449,892
AAA          1,000,000      Federal Farm Credit Bank Discount Note 5.539% 1/07/99             985,491
AAA          2,635,000      U.S. Treasury Bill 5.232% 1/07/99                               2,599,884
AAA          5,500,000      U.S. Treasury Bill 4.985%1/14/99                                5,422,576
                                                                                          -----------
                                    Total U.S. Government and Agency Securities            18,193,720
                                                                                          -----------

                            SHORT-TERM SECURITIES -- 0.0%

                 3,824      Norwest Treasury Money Market Fund, 4.429%                          3,824
                                                                                          -----------

                                    Total Investments in Securities (Cost
                                    $18,197,544)**                                         18,197,544
                                                                                          -----------

                            Other Liabilities in Excess of Other Assets -- (0.4%)            (69,201)
                                                                                          -----------

                                    Total Net Assets -- 100%                              $18,128,343
                                                                                          -----------
                                                                                          -----------

*Interest rates presented for treasury bills and discount notes are based upon yield to maturity rate(s) at date(s) of purchase.

**Cost is the same for Federal income tax purposes.

                See accompanying notes to financial statements.

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

Assets:
    Investment in securities at amortized cost, which approximates value          $ 18,197,544
    Accrued interest                                                                     1,757
                                                                                  ------------

            Total assets                                                            18,199,301
                                                                                  ------------

Liabilities:
    Due to adviser                                                                       3,656
    Distributions payable                                                               65,350
    Other expenses                                                                       1,952
                                                                                  ------------

            Total liabilities                                                           70,958
                                                                                  ------------

Net assets applicable to outstanding capital stock                                $ 18,128,343
                                                                                  ------------
                                                                                  ------------

Net assets represented by:
    Capital stock outstanding, at par (note 4)                                          18,128
    Additional paid-in capital                                                      18,110,215
                                                                                  ------------

        Net assets                                                                $ 18,128,343
                                                                                  ------------
                                                                                  ------------

Net asset value and redemption price per share of outstanding
 capital stock (18,128,343 shares outstanding)                                    $      1.000
                                                                                  ------------
                                                                                  ------------

                See accompanying notes to financial statements.

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED SEPTEMBER 30, 1998
                                  (UNAUDITED)

Investment income:
    Interest                                                                                   $   353,770
                                                                                               -----------

        Total investment income                                                                    353,770
                                                                                               -----------

Expenses (note 3):
    Investment advisory fee                                                       $    32,954
    Administrative fee                                                                 15,331
    Audit fees                                                                          6,102
    Registration expenses                                                               6,809
    Director's fees                                                                       141
    Other expenses                                                                      3,449
                                                                                  -----------
    Total expenses                                                                                  64,786
    Less advisory and administrative fees waived and other
     expenses assumed by investment adviser                                                        (31,832)
                                                                                               -----------

        Net expenses                                                                                32,954
                                                                                               -----------

        Net investment income and net increase
         in net assets resulting from operations                                               $   320,816
                                                                                               -----------
                                                                                               -----------

                See accompanying notes to financial statements.

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                                 SEPT. 30, 1998      YEAR ENDED
                                                                                   (UNAUDITED)     MARCH 31, 1998
                                                                                -----------------  --------------
    Net increase in net assets resulting from operations:                        $       320,816    $    415,115
                                                                                -----------------  --------------

    Distributions to shareholders from:
        Net investment income                                                           (320,816)       (415,115)
                                                                                -----------------  --------------

            Total distributions                                                         (320,816)       (415,115)
                                                                                -----------------  --------------

    Capital share transactions, at $1.00 per share (note 4):
        Proceeds from sales                                                           50,749,526      16,478,253
        Payments for redemptions                                                     (41,241,019)    (14,371,953)
        Reinvestment of distributions                                                    289,915         403,683
                                                                                -----------------  --------------

            Total increase from capital share transactions                             9,798,422       2,509,983
                                                                                -----------------  --------------

            Total increase in net assets                                               9,798,422       2,509,983
                                                                                -----------------  --------------

Net assets:

    Beginning of period                                                                8,329,921       5,819,938
                                                                                -----------------  --------------

    End of period                                                                $    18,128,343    $  8,329,921
                                                                                -----------------  --------------
                                                                                -----------------  --------------

                See accompanying notes to financial statements.

          WEITZ SERIES FUND, INC. -- GOVERNMENT MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      The following financial information provides selected data for a share of the Government Money Portfolio outstanding throughout the periods indicated.

                            SIX MONTHS                                                                      AUG. 1, 1991
                               ENDED                                                                        (INCEPTION)
                             SEPT. 30,                         YEAR ENDED MARCH 31,                              TO
                               1998       ---------------------------------------------------------------    MARCH 31,
                            (UNAUDITED)     1998       1997       1996       1995       1994       1993         1992
                            -----------   --------   --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                    $  1.000    $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000      $  1.000
                            -----------   --------   --------   --------   --------   --------   --------   ------------

INCOME FROM INVESTMENT
 OPERATIONS:

  Net investment income          0.024       0.049      0.047      0.051      0.042      0.028      0.031         0.031
                            -----------   --------   --------   --------   --------   --------   --------   ------------

LESS DISTRIBUTIONS:

  Dividends from net
   investment income            (0.024)     (0.049)    (0.047)    (0.051)    (0.042)    (0.028)    (0.031)       (0.031)
                            -----------   --------   --------   --------   --------   --------   --------   ------------

NET ASSET VALUE, END OF
 PERIOD                       $  1.000    $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000      $  1.000
                            -----------   --------   --------   --------   --------   --------   --------   ------------
                            -----------   --------   --------   --------   --------   --------   --------   ------------

TOTAL RETURN                     4.9%*        5.1%       4.8%       5.2%       4.2%       2.9%       3.2%         4.7%*

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of
   period ($000)               $18,128      $8,330     $5,820     $4,142     $2,669     $1,918       $555          $278

  Ratio of net expenses to
   average net assets+          0.50%*       0.50%      0.50%      0.50%      0.50%      0.25%      0.26%        0.27%*

  Ratio of net investment
   income to average net
   assets                       4.83%*       4.95%      4.71%      4.95%      4.18%      2.81%      3.05%        4.65%*

*Annualized
+Absent voluntary waivers, the expense ratio would have been 0.98% for the six months ended September 30, 1998 and 1.12%, 1.15% and 1.14% for the years ended March 31, 1998, 1997 and 1996, respectively.

                See accompanying notes to financial statements.

                            WEITZ SERIES FUND, INC.
                             FIXED INCOME PORTFOLIO
                       GOVERNMENT MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

(1) ORGANIZATION

    Weitz Series Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At September 30, 1998, the Fund had four series in operation: the Fixed Income Portfolio, the Government Money Market Portfolio, the Value Portfolio, and the Hickory Portfolio. The accompanying financial statements present the financial position and results of operations of the Fixed Income and the Government Money Market Portfolios (the "Portfolios").

    The Fixed Income Portfolio's investment objective is high current income consistent with preservation of capital.

    The Government Money Market Portfolio's investment objective is current income consistent with the preservation of capital and maintenance of liquidity. The Government Money Market Portfolio invests principally in debt obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements thereon with maturities not exceeding one year.

    The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

(2) SIGNIFICANT ACCOUNTING POLICIES

    (a) VALUATION OF INVESTMENTS

       FIXED INCOME PORTFOLIO

       Investment securities are carried at market determined using the following valuation methods:

          - Securities traded on a national or regional securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and asked prices.

          - Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

          - The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

          - The value of securities for which market quotations are not readily available, including restricted and not readily marketable securities, is determined in good faith under the supervison of the Fund's Board of Directors.

       GOVERNMENT MONEY MARKET PORTFOLIO

       Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors. This method of valuation is used consistently throughout the industry by money market funds wishing to maintain a constant net asset value per share.

    (b) FEDERAL INCOME TAXES

       Since the Portfolios' policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

       Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fixed Income Portfolio.

    (c) SECURITY TRANSACTIONS

       Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains or losses are determined by specifically identifying the security sold.

       With respect to the Fixed Income Portfolio, income dividends and distributions to shareholders are recorded on the ex-dividend date. Interest, including amortization of discount and premium, is accrued as earned. With respect to the Government Money Market Portfolio, in computing net investment income, the portfolio amortizes premiums and discounts and accrues interest income daily.

    (d) DIVIDEND POLICY

       The Fixed Income Portfolio will declare and distribute income dividends and capital gains distributions as may be required to qualify as a regulated investment company under the Internal Revenue Code. Generally, the Fixed Income Portfolio pays income dividends on a quarterly basis. All dividends and distributions will be reinvested automatically unless the shareholder elects otherwise.

       The Government Money Market Portfolio will declare dividends daily and pay dividends monthly.

    (e) USE OF ESTIMATES

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results may differ from those estimates.

(3) RELATED PARTY TRANSACTIONS

    The Fund and Portfolios have retained Wallace R. Weitz & Company (the "Adviser") as their exclusive investment adviser. In addition, the Fund has an agreement with Weitz Securities, Inc. to act as distributor for the Portfolios' shares. Certain officers and directors of the Fund are also officers and directors of the Adviser and Weitz Securities, Inc.

    Under the terms of a management and investment advisory agreement, the Adviser receives a management fee equal to 1/2% per annum of the Portfolios' average daily net asset value. The Adviser has agreed to reimburse each Portfolio up to the amount of advisory fees paid to the extent that total expenses exceed 1% of the respective Portfolio's average annual daily net asset value.

    For the six months ended September 30, 1998, the Adviser waived investment advisory fees of 1/4% per annum of the Government Money Market Portfolio's average daily net asset value.

    Under the terms of an administration agreement, certain services are being provided including the transfer of shares, disbursement of dividends, fund accounting and related administrative services of the Fund for which the Adviser is being paid a monthly fee. During the six months ended September 30, 1998, the fee was calculated as follows:

                                                                        AVERAGE ANNUAL RATE
                                                                     ON PORTFOLIO'S DAILY NET
                                                                              ASSETS                WAIVED
                                                                   -----------------------------  -----------
Fixed Income Portfolio                                                            .22%                  .11%
Government Money Market Portfolio                                                 .23%                  .23%

    The total investment advisory and administrative fees waived and other expenses assumed by the Adviser are set forth in each Portfolio's Statement of Operations.

    Weitz Securities, Inc. as distributor, received no compensation for distribution of shares of the Portfolios.

(4) CAPITAL STOCK

    The Fund is authorized to issue a total of 100 million shares of common stock in series with a par value of $.001 per share. Ten million of these shares have been authorized by the Board of Directors to be issued in the series designated Fixed Income Portfolio and thirty million of these shares have been authorized to be issued in the series designated Government Money Market Portfolio. The Board of Directors may authorize additional shares in other series of the Fund's shares without shareholder approval. Each share of stock will have a pro rata interest in the assets of the portfolio to which the stock of that series relates and will have no interest in the assets of any other series.

    Transactions in the capital stock of the Fixed Income Portfolio are summarized as follows:

                                                                       SIX MONTHS ENDED
                                                                        SEPT. 30, 1998      YEAR ENDED
                                                                          (UNAUDITED)     MARCH 31, 1998
                                                                       -----------------  --------------
Transactions in shares:
  Shares issued......................................................         123,714         1,080,177
  Shares redeemed....................................................        (522,483)         (583,294)
  Reinvested dividends...............................................          74,834           121,126
                                                                             --------     --------------
    Net increase.....................................................         676,065           618,009
                                                                             --------     --------------
                                                                             --------     --------------

(5) SECURITIES TRANSACTIONS

    FIXED INCOME PORTFOLIO

    Purchases and proceeds from maturities or sales of investment securities of the Fixed Income Portfolio, other than short-term securities, aggregated $12,507,844 and $4,185,077, respectively. The cost of investments is the same for financial reporting and Federal income tax purposes. At September 30, 1998, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, were $1,259,114 and $150,316, respectively.

    For Federal income tax purposes, the Fixed Income Portfolio has realized capital loss carryforwards of $399,580 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: March 31, 2002 - $32,184, March 31, 2003 -$4,254, March 31, 2004 - $348,510, and
    March 31, 2005 - $14,632.

--------------------------------------------------------------------------------
     WEITZ SERIES FUND, INC.

BOARD OF DIRECTORS
  Lorraine Chang
  John W. Hancock
  Richard D. Holland
  Thomas R. Pansing, Jr.
  Delmer L. Toebben
  Wallace R. Weitz

OFFICERS
  Wallace R. Weitz, President
  Mary K. Beerling, Vice-President & Secretary
  Linda L. Lawson, Vice-President
  Richard F. Lawson, Vice-President

INVESTMENT ADVISER
 Wallace R. Weitz & Company

DISTRIBUTOR
 Weitz Securities, Inc.

CUSTODIAN
 Norwest Bank Minnesota, N.A.

TRANSFER AGENT AND DIVIDEND PAYING AGENT
 Wallace R. Weitz & Company

This report has been prepared for the information of shareholders of Weitz Series Fund, Inc. -- Fixed Income and Government Money Market Portfolios. For more detailed information about the Funds, their investment objectives, management, fees and expenses, please see a current prospectus. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.